INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

	December 31, 2016			December 31, 2015
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Patents, trademarks and technology	$18	$1	$17	$19	$4	$15
Other intangibles	14	8	6	22	9	13
Total	$32	$9	$23	$41	$13	$28

Schedule of estimated future amortization expense for intangible assets	Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending
December 31,
2017	$4
2018	3
2019	3
2020	3
2021	3